Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2021	Jan. 14, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account	$ 116,155,315
Public Warrants Liability	5,289,425
Private Placement Warrants Liability	241,681
Fair value of liabilities	5,531,106	$ 7,025,183
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account	116,155,315
Public Warrants Liability	5,289,425
Private Placement Warrants Liability
Fair value of liabilities	5,289,425
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account
Public Warrants Liability
Private Placement Warrants Liability
Fair value of liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account
Public Warrants Liability
Private Placement Warrants Liability	241,681
Fair value of liabilities	$ 241,681